Short-term borrowings and long-term debt (Long-term Debt) (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Unsecured Debt | Bank Loan Obligations
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	2.24%	2.36%
Unsecured Debt | Range Start | Bank Loan Obligations
Debt Instrument [Line Items]
Debt maturity year	2016	2015
Unsecured Debt | Range End | Bank Loan Obligations
Debt Instrument [Line Items]
Debt maturity year	2035	2029
Secured Debt | Finance Receivables Securitization
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	1.11%	0.95%
Secured Debt | Range Start | Finance Receivables Securitization
Debt Instrument [Line Items]
Debt maturity year	2016	2015
Secured Debt | Range End | Finance Receivables Securitization
Debt Instrument [Line Items]
Debt maturity year	2030	2030
Medium-term Notes | Consolidated Subsidiaries
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	2.05%	2.19%
Medium-term Notes | Range Start | Consolidated Subsidiaries
Debt Instrument [Line Items]
Debt maturity year	2016	2015
Medium-term Notes | Range End | Consolidated Subsidiaries
Debt Instrument [Line Items]
Debt maturity year	2047	2047
Unsecured Notes | Consolidated Subsidiaries
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	2.30%	2.49%
Unsecured Notes | Parent Company
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	1.43%	1.34%
Unsecured Notes | Range Start | Consolidated Subsidiaries
Debt Instrument [Line Items]
Debt maturity year	2016	2015
Unsecured Notes | Range Start | Parent Company
Debt Instrument [Line Items]
Debt maturity year	2016	2015
Unsecured Notes | Range End | Consolidated Subsidiaries
Debt Instrument [Line Items]
Debt maturity year	2031	2032
Unsecured Notes | Range End | Parent Company
Debt Instrument [Line Items]
Debt maturity year	2024	2024
Secured Notes | Consolidated Subsidiaries
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	8.58%	8.95%
Secured Notes | Range Start | Consolidated Subsidiaries
Debt Instrument [Line Items]
Debt maturity year	2016	2016
Secured Notes | Range End | Consolidated Subsidiaries
Debt Instrument [Line Items]
Debt maturity year	2019	2018
Capital Lease Obligations | Minimum
Debt Instrument [Line Items]
Long-term debt, interest rate	0.23%	0.50%
Capital Lease Obligations | Maximum
Debt Instrument [Line Items]
Long-term debt, interest rate	14.73%	14.73%
Capital Lease Obligations | Range Start
Debt Instrument [Line Items]
Debt maturity year	2016	2015
Capital Lease Obligations | Range End
Debt Instrument [Line Items]
Debt maturity year	2035	2030